BORROWINGS - INTEREST RATE CHANGES (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2020
Disclosure of detailed information about borrowings [line items]
Non-current borrowings exposed to interest rate changes	R 9,542.3	R 10,193.6	R 8,689.7
Committed undrawn facilities	5,688.0	5,987.1	3,652.5	R 200.0
Uncommitted undrawn facilities	1,050.0	757.7	471.3
Total undrawn facilities	6,738.0	6,744.8	4,123.8
Within one year
Disclosure of detailed information about borrowings [line items]
Committed undrawn facilities		103.6	3,188.9
later than one year and not later than two years
Disclosure of detailed information about borrowings [line items]
Committed undrawn facilities	672.0		463.6
later than two years and not later than three years
Disclosure of detailed information about borrowings [line items]
Committed undrawn facilities	5,016.0	5,883.5
JIBAR
Disclosure of detailed information about borrowings [line items]
Non-current borrowings exposed to interest rate changes	2,500.0	6,322.0	6,015.1
LIBOR
Disclosure of detailed information about borrowings [line items]
Non-current borrowings exposed to interest rate changes	R 7,042.3	R 3,871.6	R 2,674.6